Operating segment and geographic data	12 Months Ended
Dec. 31, 2013
Operating segment and geographic data
Operating segment and geographic data

Note 23—Operating segment and geographic data

        The Chief Operating Decision Maker (CODM) is the Company's Executive Committee. The CODM allocates resources to and assesses the performance of each operating segment using the information outlined below. The Company's operating segments consist of Discrete Automation and Motion, Low Voltage Products, Process Automation, Power Products and Power Systems. The remaining operations of the Company are included in Corporate and Other.

        A description of the types of products and services provided by each reportable segment is as follows:

  •
  Discrete Automation and Motion:  manufactures and sells motors, generators, variable speed drives, programmable logic controllers, robots and robotics, solar inverters, wind converters, rectifiers, excitation systems, power quality and protection solutions, electric vehicle fast charging infrastructure, components and subsystems for railways, and related services for a wide range of applications in discrete automation, process industries, transportation and utilities.

  •
  Low Voltage Products:  manufactures products and systems that provide protection, control and measurement for electrical installations, as well as enclosures, switchboards, electronics and electromechanical devices for industrial machines, plants and related service. In addition the segment manufactures products for wiring and cable management, cable protection systems, power connection and safety. The segment also makes intelligent building control systems for home and building automation.

  •
  Process Automation:  develops and sells control and plant optimization systems, automation products and solutions, including instrumentation, as well as industry-specific application knowledge and services for the oil, gas and petrochemicals, metals and minerals, marine and turbocharging, pulp and paper, chemical and pharmaceuticals, and power industries.

  •
  Power Products:  manufactures and sells high- and medium-voltage switchgear and apparatus, circuit breakers for all current and voltage levels, power and distribution transformers and sensors for electric, gas and water utilities and for industrial and commercial customers.

  •
  Power Systems:  designs, installs and upgrades high-efficiency transmission and distribution systems and power plant automation and electrification solutions, including monitoring and control products, software and services and incorporating components manufactured by both the Company and by third parties.
  •
  Corporate and Other:  includes headquarters, central research and development, the Company's real estate activities, Group treasury operations and other minor business activities.

        The Company evaluates the profitability of its segments based on Operational EBITDA, which represents income from operations excluding depreciation and amortization, restructuring and restructuring-related expenses, and acquisition-related expenses and certain non-operational items, as well as foreign exchange/commodity timing differences in income from operations consisting of: (i) unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives), (ii) realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized, and (iii) unrealized foreign exchange movements on receivables/payables (and related assets/liabilities).

        The CODM primarily reviews the results of each segment on a basis that is before the elimination of profits made on inventory sales between segments. Segment results below are presented before these eliminations, with a total deduction for intersegment profits to arrive at the Company's consolidated Operational EBITDA. Intersegment sales and transfers are accounted for as if the sales and transfers were to third parties, at current market prices.

        The following tables present segment revenues, Operational EBITDA, the reconciliations of consolidated Operational EBITDA to income from continuing operations before taxes, as well as depreciation and amortization, and capital expenditures for 2013, 2012 and 2011, as well as total assets at December 31, 2013, 2012 and 2011.

	2013
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues
Discrete Automation and Motion	8,909	1,006	9,915
Low Voltage Products	7,338	391	7,729
Process Automation	8,287	210	8,497
Power Products	9,096	1,936	11,032
Power Systems	8,025	350	8,375
Corporate and Other	193	1,583	1,776
Intersegment elimination	—	(5,476)	(5,476)

Consolidated	41,848	—	41,848

	2012
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues
Discrete Automation and Motion	8,480	925	9,405
Low Voltage Products	6,276	362	6,638
Process Automation	7,946	210	8,156
Power Products	8,987	1,730	10,717
Power Systems	7,575	277	7,852
Corporate and Other	72	1,505	1,577
Intersegment elimination	—	(5,009)	(5,009)

Consolidated	39,336	—	39,336

	2011
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues
Discrete Automation and Motion	8,047	759	8,806
Low Voltage Products	4,953	351	5,304
Process Automation	8,078	222	8,300
Power Products	9,028	1,841	10,869
Power Systems	7,833	268	8,101
Corporate and Other	51	1,508	1,559
Intersegment elimination	—	(4,949)	(4,949)

Consolidated	37,990	—	37,990

($ in millions)	2013	2012	2011
Operational EBITDA:
Discrete Automation and Motion	1,783	1,735	1,664
Low Voltage Products	1,468	1,219	1,059
Process Automation	1,096	1,003	1,028
Power Products	1,637	1,585	1,782
Power Systems	419	290	743
Corporate and Other and Intersegment elimination	(328)	(277)	(262)

Consolidated Operational EBITDA	6,075	5,555	6,014
Depreciation and amortization	(1,318)	(1,182)	(995)
Restructuring and restructuring-related expenses	(252)	(180)	(164)
Acquisition-related expenses and certain non-operational items	(181)	(199)	(107)
Foreign exchange/commodity timing differences in income from operations:
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	60	135	(158)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	14	(28)	(32)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(11)	(43)	109

Income from operations	4,387	4,058	4,667
Interest and dividend income	69	73	90
Interest and other finance expense	(390)	(293)	(207)

Income from continuing operations before taxes	4,066	3,838	4,550

	Depreciation and amortization			Capital expenditure(1)			Total assets(1) at December 31,
($ in millions)	2013	2012	2011	2013	2012	2011	2013	2012	2011
Discrete Automation and Motion	285	263	251	214	197	202	10,931	9,416	9,195
Low Voltage Products	323	250	116	204	208	149	9,389	9,534	3,333
Process Automation	87	82	83	68	91	72	4,537	4,847	4,777
Power Products	223	209	200	252	259	192	7,669	7,701	7,355
Power Systems	183	174	144	101	194	136	7,905	8,083	7,469
Corporate and Other	217	204	201	267	344	270	7,633	9,489	7,519

Consolidated	1,318	1,182	995	1,106	1,293	1,021	48,064	49,070	39,648

(1)
Capital expenditure and Total assets are after intersegment eliminations and therefore reflect third-party activities only.

Geographic information

        Geographic information for revenues and long-lived assets was as follows:

	Revenues			Long-lived assets at December 31,
($ in millions)	2013	2012	2011	2013	2012
Europe	14,385	14,073	14,657	3,798	3,543
The Americas	12,115	10,699	9,043	1,450	1,347
Asia	11,230	10,750	10,136	850	883
Middle East and Africa	4,118	3,814	4,154	156	174

	41,848	39,336	37,990	6,254	5,947

        Revenues by geography reflect the location of the customer. Approximately 18 percent, 17 percent and 14 percent of the Company's total revenues in 2013, 2012 and 2011, respectively, came from customers in the United States. Approximately 12 percent, 12 percent and 13 percent of the Company's total revenues in 2013, 2012, and 2011, respectively, were generated from customers in China. In 2013, 2012 and 2011, more than 98 percent of the Company's total revenues were generated from customers outside Switzerland.

        Long-lived assets represent "Property, plant and equipment, net" and are shown by location of the assets. At December 31, 2013, approximately 17 percent, 17 percent and 15 percent of the Company's long-lived assets were located in Switzerland, the U.S. and Sweden, respectively. At December 31, 2012, approximately 17 percent, 17 percent and 14 percent were located in Switzerland, the U.S. and Sweden, respectively.

        The Company does not segregate revenues derived from transactions with external customers for each type or group of products and services. Accordingly, it is not practicable for the Company to present revenues from external customers by product and service type.